Loans and asset quality - Additional Information (Detail) (USD $) In Millions, unless otherwise specified														12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2011 Other Residential Mortgages Contract	Dec. 31, 2011 Wealth Management Mortgages Portfolio Segment	Dec. 31, 2010 Wealth Management Mortgages Portfolio Segment	Dec. 31, 2011 Wealth Management Mortgages Portfolio Segment New York State	Dec. 31, 2011 Wealth Management Mortgages Portfolio Segment Massachusetts	Dec. 31, 2011 Wealth Management Mortgages Portfolio Segment California State	Dec. 31, 2011 Wealth Management Mortgages Portfolio Segment Florida	Dec. 31, 2011 Wealth Management Mortgages Portfolio Segment Other	Dec. 31, 2011 Overdrafts	Dec. 31, 2010 Overdrafts	Dec. 31, 2011 Subsequently Defaulted Other Residential Mortgages Contract	Dec. 31, 2011 Subsequently Defaulted Other Residential Mortgages Maximum	Dec. 31, 2011 Domestic	Dec. 31, 2010 Domestic		Dec. 31, 2011 Domestic Other Residential Mortgages	Dec. 31, 2010 Domestic Other Residential Mortgages		Dec. 31, 2011 Domestic Overdrafts	Dec. 31, 2010 Domestic Overdrafts		Dec. 31, 2009 Domestic Overdrafts	Dec. 31, 2011 Domestic Margin Loans	Dec. 31, 2010 Domestic Margin Loans		Dec. 31, 2009 Domestic Margin Loans	Dec. 31, 2011 Domestic Margin Loans Minimum	Dec. 31, 2010 Domestic Margin Loans Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to directors and executive officers and to entities in which certain of our directors have an ownership interest or direct or indirect subsidiaries of such entities	$ 3		$ 3		$ 4
Number of contracts						11										1
Outstanding recorded investment Pre- modification						5
Outstanding recorded investment Post- modification						5
Recorded Investment	128	[1]	140	[1]	345												1
Loan to value ratio at origination							62.00%
Percentage of past due mortgages							1.00%
Geographic concentrations									24.00%	17.00%	17.00%	8.00%	34.00%
Loans	43,979		37,808	[2]			3,781	3,341						4,849	6,049			33,971	29,767	[2]	1,923	2,079	[2]	2,958	4,524	[2]	3,946	12,760	6,810	[2]	4,657
Purchased mortgages																					$ 596
Number of business days in which overdrafts are generally repaid														2 days
Purchased residential mortgages, loan to value ratio																					76.00%
Percentage of purchased residential mortgages that were at least 60 days delinquent																					28.00%
Required daily collateral margin																																100.00%	100.00%

[1]	Excludes an aggregate of $2 million of impaired loans in amounts individually less than $1 million at Dec. 31, 2011 and $3 million at Dec. 31, 2010. The allowance for loan loss associated with these loans totaled less than $1 million at both Dec. 31, 2011 and Dec. 31, 2010.
[2]	Presented on a continuing operations basis.